Goodwill - Summary of Change in Carrying Value of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Reconciliation of changes in goodwill [abstract]
Goodwill Carrying amount, Beginning	$ 8,050	$ 8,210
Impact of foreign exchange rate changes	(168)	(160)
Goodwill Carrying amount, Ending	$ 7,882	$ 8,050